Concentration of Credit Risk - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Accounts receivables	$ 55.7	$ 44.5
Gross accounts receivables	12.20%	10.80%
February 1, 2013
Concentration Risk [Line Items]
Accounts receivables	$ 42.2
Gross accounts receivables	76.00%